CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 8,100		$ 8,212
Short term bank deposits	4,551		8,266
Marketable securities	5,038		2,836
Accounts receivable, net:
Trade	2,595		1,241
Other	234		165
Prepaid expenses	384		221
Deferred cost of revenues	21		63
Deferred taxes	175		256
Inventory	10		10
Total current assets	21,108		21,270
INVESTMENTS AND OTHER NON CURRENT ASSETS:
Marketable securities - available-for-sale	1,574	[1]	517	[1]
Severance pay fund	1,597		1,673
Deferred cost of revenues	0		44
Deferred income taxes	20		40
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization	618		650
GOODWILL	5,430		5,430
Total assets	30,347		29,624
Accounts payable and accruals:
Trade	138		525
Other	2,306		1,153
Deferred revenues	3,671		4,796
Total current liabilities	6,115		6,474
LONG TERM LIABILITIES:
Deferred revenues	134		357
Employees' rights upon retirement	1,687		1,804
Total liabilities	7,936		8,635
SHAREHOLDERS’ EQUITY:
Share capital	54		54
Additional paid-in capital	25,724		30,196
Accumulated other comprehensive income (loss)	(63)		31
Differences from translation of foreign currency financial statements of a subsidiary	(877)		(958)
Treasury shares	(1,863)		(2,287)
Accumulated deficit	(564)		(6,047)
Total shareholders’ equity	22,411		20,989
Total liabilities and shareholders’ equity	$ 30,347		$ 29,624

[1]	As of December 31, 2014 the Company held a long term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available for sale securities based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC820).